Leases - Schedule of Lease Liability (Details) - Lease liabilities [member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Schedule of Lease Liability [Line Items]
Balance at beginning	$ 53,142
Addition		181,779
Early termination of office lease		(88,905)
Lease payments	(42,543)	(42,587)
Interest expense	3,857	5,386
Exchange rate differences	4,344	(2,531)
Balance at ending	$ 18,800	$ 53,142